Income Tax - Summary of Unused Investment Credits (Detail) - 12 months ended Dec. 31, 2023 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 2,314,341	$ 75,583
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 398,057	13,000
Purchase of machinery and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry Year	2028 and thereafter
Purchase of machinery and equipment [member] | Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 306,005	9,994
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry Year	2026 and thereafter
Others [member] | Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 92,052	$ 3,006